Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2021 £m	2020 £m	2019 £m

Revenue	640	553	527

Profit for the year	127	101	86

– Attributable to non-controlling interests	34	27	23

Total comprehensive income	127	91	70

– Attributable to non-controlling interests	34	25	19

Dividends paid to non-controlling interests	(28)	(31)	(8)

Summary net assets:

Non-current assets	303	271	287

Current assets	345	271	241

Non-current liabilities	70	58	65

Current liabilities	262	190	144

Total equity at the end of the year	316	294	319

– Attributable to non-controlling interests	86	80	86

Net cash generated from operating activities	52	137	140

Net cash used in investing activities	(26)	(11)	(51)

Net cash used in financing activities	(55)	(111)	(75)

Differences on exchange	–	(1)	(1)

(Decrease)/increase in net cash and cash equivalents	(29)	14	13

Net cash and cash equivalents at 1 January	30	16	3

Net cash and cash equivalents at 31 December	1	30	16

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions

Summarised financial information	2021 £m	2020 £m

Non-current assets	2,403	2,354

Current assets	1,630	1,251

Non-current liabilities	(109)	(132)

Current liabilities	(479)	(528)

	3,445	2,945

Summary of Breakdown of Current Assets

	2021 £m	2020 £m

Cash and cash equivalents *	1,114	992

Inventory	126	114

Investments held at fair value	351	115

Other	39	30

	1,630	1,251